EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2013 2004 Plans [Member]	Dec. 31, 2004 2004 Plans [Member]	Dec. 31, 2012 2004 Plans [Member] Minimum [Member]	Dec. 31, 2012 2004 Plans [Member] Maximum [Member]	Dec. 31, 2004 2004 Plans [Member] Annual Increase Lesser Of Two Options [Member]	Dec. 31, 2013 Candela Awards [Member] 1998 Plan [Member]	Dec. 31, 2013 Light Instruments Ltd [Member] 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total number of shares authorized							2,000,000
Annual increase option one, number of shares										2,000,000
Annual increase option two, percentage of share capital										3.00%
Shares available for grant						4,996,487						270,648
Vesting period								3 years	4 years
Period before expiration						7 years						10 years
Ordinary shares, par value per share				0.01	0.01
Options and SARs outstanding
Granted	921,500											140,049
Fair value at grant date, RSU Granted	$ 7.12	$ 11.15	$ 9.16
Aggregate intrinsic value, exercised	$ 1,309	$ 901	$ 4,001